Provisions and other current liabilities - Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accruals for compensation and benefits including social security	$ 465	$ 489
Accruals for deductions from revenue	386	264	$ 217	$ 212
Deferred income	89	108
Taxes other than income taxes	98	93
Restructuring provisions	64	17
Accrued expenses for goods and services received but not invoiced	95	76
Accruals for royalties	12	10
Provisions for litigation and other legal matters	206	53
Accrued equity-based payments	12	14
Accrued interest on financial debts	31	19
Other payables	66	58
Total provisions and other current liabilities	$ 1,524	$ 1,201